SUPPLEMENT DATED MAY 14, 2004
                   TO THE PROSPECTUS DATED APRIL 30, 2004 FOR
                  USALLIANZ HIGH FIVE TM BONUS VARIABLE ANNUITY

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                       AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

APPENDIX B - ILLUSTRATIONS BASED ON THE S&P 500(R)

Page 63 - ILLUSTRATION FOR JANUARY 1, 1975 TO DECEMBER 31, 1984
          -----------------------------------------------------

The figure for the "High Five Bonus Value with Living Guarantees" at issue should be $105,000 instead of $107,558. The figure for the "Contract Value with Living Guarantees" at issue should be $100,000 instead of $102,558. The figure for the "Cash Surrender Value with Living Guarantees" at issue should be $91,500 instead of $94,058. The remaining numbers in the table are correct.

                             HIGH FIVE                              CASH
                               BONUS          CONTRACT            SURRENDER
                            VALUE WITH       VALUE WITH          VALUE WITH
          CONTRACT            LIVING           LIVING              LIVING
         ANNIVERSARY        GUARANTEES       GUARANTEES          GUARANTEES
         -----------        ----------       ----------          ----------
            Issue            $105,000         $100,000             $91,500

Page 64 - ILLUSTRATION FOR JANUARY 1, 1985 TO DECEMBER 31, 1994
          -----------------------------------------------------

The figure for the "High Five Bonus Value with Living Guarantees" at issue should be $105,000 instead of $103,826. The figure for the "Contract Value with Living Guarantees" at issue should be $100,000 instead of $98,826. The figure for the "Cash Surrender Value with Living Guarantees" at issue should be $91,500 instead of $90,326. The remaining numbers in the table are correct.

                           HIGH FIVE                              CASH
                             BONUS          CONTRACT            SURRENDER
                          VALUE WITH       VALUE WITH          VALUE WITH
        CONTRACT            LIVING           LIVING              LIVING
       ANNIVERSARY        GUARANTEES       GUARANTEES          GUARANTEES
       -----------        ----------       ----------          ----------
          Issue            $105,000         $100,000             $91,500

                                                                    PRO-002-0404